As filed with the Securities and Exchange Commission on November 20, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

	Greenspring Fund, Incorporated

	SCHEDULE OF INVESTMENTS at September 30, 2008 (unaudited)

	Shares		Value
	COMMON STOCKS: 42.5%

	Business & Professional Services: 5.0%
	208,576	FTI Consulting, Inc.*	$15,067,530

	Chemicals: 0.8%
	113,500	Hercules, Inc.	2,246,165

	Commercial Banks: 2.0%
	40,074	American National Bankshares, Inc.	709,109
	398,801	Cardinal Financial Corp.	3,222,312
	161,386	First Mariner Bancorp, Inc.*	250,148
	759	Fulton Financial Corp.	8,281
	25,000	Middleburg Financial Corp.	437,250
	30,000	Patriot National Bancorp, Inc.	352,500
	27,500	Southern National Bancorp of Virginia*	226,875
	14,476	SunTrust Banks, Inc.	651,275
			5,857,750

	Construction & Engineering: 7.2%
	315,700	EMCOR Group, Inc.*	8,309,224
	377,400	Michael Baker Corp.*	13,133,520
			21,442,744
	Diversified Gas Utilities: 1.6%
	108,400	Energen Corp.	4,908,352

	Electric Utilities: 1.2%
	99,000	PPL Corp.	3,664,980

	Electrical Equipment: 0.2%
	17,400	Emerson Electric Co.	709,746

	Energy Equipment & Services: 0.7%
	204,414	Cal Dive International, Inc.*	2,166,788

	Entertainment: 0.6%
	275,000	CKX, Inc.*	1,694,000

	Environmental Services: 1.3%
	363,000	Allied Waste Industries, Inc.*	4,032,930

	Household & Personal Products: 1.9%
	634,505	Prestige Brands Holdings, Inc.*	5,634,405

	Industrial Distribution: 1.4%
	84,100	Watsco, Inc.	4,228,548

	Insurance: 8.4%
	136,100	Assurant, Inc.	7,485,500
	34,450	PartnerRe, Ltd.#	2,345,701
	680,461	United America Indemnity, Ltd.*#	9,682,960
	236,050	W.R. Berkley Corp.	5,558,978
			25,073,139
	Machinery: 0.2%
	20,000	Pentair, Inc.	691,400

	Metals & Mining: 1.9%
	86,000	Brush Engineered Materials, Inc.*	1,597,020
	158,800	Carpenter Technology Corp.	4,073,220
			5,670,240

	Oil & Gas Exploration & Production: 4.1%
	5,626	ConocoPhillips	412,105
	22,280	EOG Resources, Inc.	1,993,169
	92,000	Rosetta Resources, Inc.*	1,689,120
	192,000	Suncor Energy, Inc.#	8,090,880
			12,185,274

	Real Estate: 0.2%
	4,500	First Potomac Realty Trust	77,355
	27,500	Urstadt Biddle Properties, Inc. - Class A	515,625
			592,980

	Semiconductors & Semiconductor Equipment: 1.4%
	34,093	Rudolph Technologies, Inc. *	285,699
	233,000	Tessera Technologies, Inc. *	3,807,220
			4,092,919

	Thrifts & Mortgage Finance: 0.2%
	60,000	BCSB Bancorp, Inc.*	605,400
	3,500	OceanFirst Financial Corp.	63,420
			668,820

	Transportation: 2.2%
	211,930	Rush Enterprises, Inc. - Class A*	2,712,704
	295,798	Rush Enterprises, Inc. - Class B*	3,715,223
			6,427,927

	TOTAL COMMON STOCKS
	(cost $94,516,507)		127,056,637

	INVESTMENT COMPANIES: 1.0%

	217,078	NGP Capital Resources Co.
		(cost $2,889,006)	3,162,826

	Principal		Value
	CONVERTIBLE BONDS: 27.0%

	Automotive: 0.7%
	$2,038,000	Sonic Automotive, Inc., 5.250%, 5/7/09	$1,976,860

	Communications Equipment: 2.3%
	6,915,000	Finisar Corp., 5.250%, 10/15/08	6,932,288

	Computers & Peripherals: 3.2%
	9,671,000	Adaptec, Inc., 0.750%, 12/22/23	9,646,822

	Diversified Telecommunication Services: 4.1%
	10,666,000	Level 3 Communications, Inc., 6.000%, 9/15/09	10,079,370
	2,503,000	Level 3 Communications, Inc., 6.000%, 3/15/10	2,202,640
			12,282,010

	Environmental Services: 1.8%
	5,557,000	Allied Waste Industries, Inc., 4.250%, 4/15/34	5,237,473

	IT Services: 1.0%
	3,174,000	Electronic Data Systems, 3.875%, 7/15/23	3,078,780

	Metals & Mining: 0.4%
	1,500,000	Coeur d'Alene Mines Corp., 1.250%, 1/15/24	1,096,875

	Pharmaceuticals: 5.5%
	5,000,000	Sepracor, Inc., 0.000%, 12/15/08	4,900,000
	12,812,000	Sepracor, Inc., 0.000%, 10/15/24	11,498,770
			16,398,770

	Semiconductor Equipment: 3.4%
	7,015,000	Agere Systems, Inc., 6.500%, 12/15/09	7,120,225
	2,982,000	Kulicke & Soffa Industries, Inc., 0.500%, 11/30/08	2,899,995
			10,020,220

	Software: 4.6%
	8,922,000	Digital River, Inc., 1.250%, 1/1/24	8,799,322
	5,230,000	Magma Design Automation, 2.000%, 5/15/10	4,079,400
	959,000	Red Hat, Inc., 0.500%, 1/15/24	941,930
			13,820,652

	TOTAL CONVERTIBLE BONDS
	(cost $81,272,823)		80,490,750

	CORPORATE BONDS: 18.5%

	Automotive: 1.2%
	5,213,000	Sonic Automotive, Inc., 8.625%, 8/15/13	3,570,905

	Business Equipment: 0.1%
	221,000	Pitney Bowes Credit Corp., 8.550%, 9/15/09	229,833

	Commercial Banks: 0.2%
	1,160,000	National City Corp., 5.750%, 2/1/09	709,593

	Diversified Financial Services: 2.4%
	503,000	CIT Group, Inc., 5.875%, 10/15/08	497,045
	2,201,000	CIT Group, Inc., 3.875%, 11/3/08	2,143,180
	125,000	CIT Group, Inc., 4.800%, 11/15/08	118,143
	957,000	CIT Group, Inc., 5.000%, 11/24/08	927,110
	25,000	CIT Group, Inc., 4.000%, 12/15/08	21,508
	100,000	CIT Group, Inc., 4.800%, 12/15/08	86,132
	3,500,000	CIT Group, Inc., 3.354%, 12/22/08	3,450,055
			7,243,173

	Diversified Telecommunication Services: 1.0%
	100,000	Qwest Communications International, 7.500%, 11/1/08	99,500
	1,908,000	Rogers Communications, Inc., 8.000%, 12/15/12#	1,912,770
	1,020,000	U.S. West Communications, Inc., 5.625%, 11/15/08	1,014,900
			3,027,170

	Electric Utilities: 5.4%
	4,913,000	Allegheny Energy Supply Co., 7.800%, 3/15/11	4,913,000
	1,141,000	Aquila, Inc., 11.875%, 7/1/12	1,263,278
	4,855,000	Constellation Energy Group, Inc., 6.125%, 9/1/09	4,796,886
	307,000	Dominion Resources, Inc., 8.125%, 6/15/10	322,623
	360,000	Niagara Mohawk Power Corp., 7.750%, 10/1/08	360,000
	3,200,000	Northern States Power Co., 7.640%, 10/1/08	3,200,000
	1,192,000	Utilicorp Unlimited, Inc., 7.625%, 11/15/09	1,209,177
			16,064,964

	Electrical Equipment: 0.0%
	11,000	GrafTech Finance, Inc., 10.250%, 2/15/12	11,385

	Energy Equipment: 0.2%
	500,000	Baker Hughes, Inc., 6.250%, 1/15/09	502,727

	Environmental Services: 3.1%
	35,000	Allied Waste Industries, Inc., 6.500%, 11/15/10	34,387
	1,464,000	Allied Waste Industries, Inc., 7.875%, 4/15/13	1,460,340
	25,000	Republic Services, Inc., 7.125%, 5/15/09	25,162
	7,612,000	Waste Management, Inc., 6.500%, 11/15/08	7,626,813
	50,000	Waste Management, Inc., 7.375%, 8/1/10	51,799
			9,198,501

	Household & Personal Products: 1.1%
	3,596,000	Prestige Brands, Inc., 9.250%, 4/15/12	3,434,180

	Machinery: 0.0%
	145,000	Briggs & Stratton Corp., 8.875%, 3/15/11	142,825

	Media: 0.1%
	165,000	Belo Corp., 8.000%, 11/1/08^	165,148

	Natural Gas Transmissions: 0.2%
	97,000	El Paso Energy Corp., 6.750%, 5/15/09	96,649
	560,000	El Paso Energy Corp., 7.000%, 5/15/11	561,628
			658,277

	Office Electronics: 3.0%
	50,000	Xerox Corp., 9.750%, 1/15/09	50,836
	58,000	Xerox Corp., 6.600%, 3/15/11	57,456
	49,000	Xerox Corp., 7.410%, 5/16/11	49,040
	8,572,000	Xerox Corp., 7.625%, 6/15/13	8,686,179
			8,843,511

	Oil & Gas Exploration & Production: 0.2%
	510,000	Texaco Capital, Inc., 5.500%, 1/15/09	511,275

	Utilities: 0.3%
	834,000	Sonat, Inc., 7.625%, 7/15/11	848,207

	TOTAL CORPORATE BONDS
	(cost $57,897,651)		55,161,674

	Principal/Shares		Value
	SHORT-TERM INVESTMENTS: 14.5%

	Commercial Paper: 5.7%
	$7,000,000	American Express Credit Co., 2.251%, 10/2/08	$7,000,000
	5,000,000	General Electric Capital Corp., 2.251%, 10/7/08	5,000,000
	5,000,000	Toyota Motor Credit Corp., 3.010%, 10/15/08	5,000,000
			17,000,000

	Money Market Investments: 8.8%
	13,020,241	AIM Liquid Assets	13,020,241
	13,249,950	AIM STIC Prime Portfolio	13,249,950
			26,270,191

	TOTAL SHORT-TERM INVESTMENTS
	(cost $43,270,191)		43,270,191

	TOTAL INVESTMENTS IN SECURITIES
	(cost $279,846,178): 103.5%		309,142,078
	Other Assets less Liabilities: (3.5%)		(10,528,355)

	NET ASSETS:	100.0%	$298,613,723

*	Non-income producing security.
#	U.S. security of foreign issuer.
^	Security valued at fair value by the Fund's adviser under the supervision of the Fund's Board of Directors.

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

Cost of investments	$280,047,641

Gross unrealized appreciation	41,905,433
Gross unrealized depreciation	(12,810,996)
Net unrealized appreciation	$29,094,437

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial
Statements in the Fund’s most recent annual report.

Summary of Fair Value Exposure
The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"),
effective January 1, 2008. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)   /s/ Charles vK. Carlson
                                                                  Charles vK. Carlson, Chief Executive Officer

Date   November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Charles vK. Carlson
                                                                      Charles vK. Carlson, Chief Executive Officer

Date November 20, 2008

By (Signature and Title)*   /s/ Michael J. Fusting
                                                                      Michael J. Fusting, Chief Financial Officer

Date November 20, 2008

* Print the name and title of each signing officer under his or her signature.